Cash Generated from Operations - Summary of Proceeds from Sale of Property, Plant and Equipment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment [abstract]
Net book amount	£ 9	£ 4
Profit/(loss) on sale of property, plant and equipment	5	(4)
Proceeds from sale of property, plant and equipment	£ 14